11. Convertible Notes and Derivative Liabilities (Details Narrative) (Sept 2020 Note) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jul. 08, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Beneficial conversion feature	$ 649,527	$ 438,000						$ 2,072,000
Debt converted, amount converted	306,750	$ 130,849	$ 3,798,000				$ 5,075,000
Accrued interest	102,253				$ 102,253		27,630	68,052
Unamortized note discount	744,961				744,961		997,397	0
Amortization of note discount					1,704,907	$ 3,068,510	4,434,751	$ 2,072,000
Change in the fair value of derivatives	(779,134)		$ (66,016)		(1,748,237)	$ (66,016)
Convertible Notes [Member]
Interest expense, debt					27,696
Accrued interest	16,444				16,444
Unamortized note discount	732,632				732,632
Amortization of note discount					280,593
Change in the fair value of derivatives					(1,748,237)
Convertible Notes [Member] | Noteholder [Member]
Debt converted, amount converted	$ 100,000
Debt converted, shares issued	135,000
Proceeds from convertible notes	$ 160,000
Loss on the conversion of debt	(201,916)
Convertible Notes [Member] | 8% Convertible Notes [Member]
Proceeds from convertible notes					595,000
Convertible Notes [Member] | 10% Convertible Notes [Member]
Proceeds from convertible notes					60,500
Convertible Notes [Member] | 8% and 10% Convertible Notes [Member]
Debt converted, amount converted	$ 100,000
Debt converted, shares issued	135,000
Original issue discount	$ 43,000				43,000
Amortization of note discount					43,000
Returnable shares issued	153,940
Payment of note payable	$ 160,000
Private Offering [Member]
Unit description				50,000 shares of the Company's Common Stock and one $50,000 unsecured Convertible Note.
Debt maturity date				Jul. 08, 2020
Conversion price				$ 1.00
Proceeds from sale of units							1,550,000
Beneficial conversion feature							1,550,000
Private Offering [Member] | Convertible Notes [Member]
Interest expense, debt					58,179		$ 552,602
Accrued interest	85,808				85,808
Unamortized note discount	$ 12,329				12,329
Amortization of note discount					$ 1,003,233
Private Offering [Member] | Common Stock
Stock issued new, shares				5,505,530
Stock issued new, value				$ 5,075,000
Interest expense, debt				3,525,000
Unamortized note discount				$ 1,550,000